Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Short-term bank borrowings	$ 189,581	$ 63,373
Long-term debt, current portion	10,138	4,480
Sub-total, current portion	199,719	67,853
Long-term debt, non-current portion	13,987	11,124
Total	213,706	78,977
China
Debt Instrument [Line Items]
Short-term bank borrowings	142,412	18,356
Long-term debt		14,167
Total	142,412	32,523
United States
Debt Instrument [Line Items]
Senior debt-borrowings under term note	13,987	1,437
Short-term bank borrowings	57,307	45,017
Total	$ 71,294	$ 46,454